Property, plant and equipment (Details 1)	6 Months Ended
Jun. 30, 2026
Buildings And Improvements [Member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	37 years
Buildings And Improvements [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	25 years
Buildings And Improvements [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	50 years
Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	24 years
Equipment And Other Assets [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	1 year
Equipment And Other Assets [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	31 years
Exploration And Development Costs [Member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	20 years
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	13 years
Right-of-use assets [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	1 year
Right-of-use assets [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	50 years